Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	€ 9,668	€ 7,880	€ 6,764
Cost of revenue	7,077	5,865	5,042
Gross profit	2,591	2,015	1,722
Research and development	912	837	615
Sales and marketing	1,135	1,029	826
General and administrative	450	442	354
Total operating expense	2,497	2,308	1,795
Operating income/(loss)	94	(293)	(73)
Finance income	246	94	275
Finance costs	(91)	(510)	(333)
Finance income/(costs) - net	155	(416)	(58)
Income/(loss) before tax	249	(709)	(131)
Income tax expense/(benefit)	283	(128)	55
Net loss attributable to owners of the parent	€ (34)	€ (581)	€ (186)
Loss per share attributable to owners of the parent
Basic (euro per share)	€ (0.18)	€ (3.10)	€ (1.03)
Diluted (euro per share)	€ (1.03)	€ (3.10)	€ (1.03)
Weighted-average ordinary shares outstanding
Basic (in shares)	191,298,397	187,583,307	180,960,579
Diluted (in shares)	193,943,455	187,583,307	180,960,579